Segment	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment
22	Segment

The Company considers operating segments to be components of the Company in which separate financial information is available that is evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The chief operating decision maker for the Company is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company has one business activity, and there are no segment managers who are held accountable for operations, operating results or plans for levels or components below the consolidated unit level. Accordingly, the Company has determined that it has a single operating and reportable segment. Revenue generated for the respective countries are summarized as follows:

	For the years ended December 31,
	2015	2016	2017
PRC	30,505	71,214	105,380
Hong Kong	34,442	22,766	18,287
Others	295	1,377	1,591

	65,242	95,357	125,258

The Group’s long-lived assets are located in the following countries:

	As of December 31,
	2016	2017
PRC	1,666	858
Hong Kong	637	300
Others	15	7

	2,318	1,165